Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net (loss)/income	$ (29,216)	$ 1,313	$ (16,607)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities
Unrealized loss/(gain) on non-designated derivative instruments	(791)	(2,762)	615
Depreciation and amortization	88,486	76,681	76,173
Payment of drydocking costs	(19,944)	(10,192)	(11,523)
Amortization of share-based compensation expense	1,373	1,245	1,503
Amortization of deferred financing costs	3,668	4,654	4,618
Share of result of equity method investments	(11,147)	(651)	1,126
Call option premium on redemption of 7.75% unsecured bond		236
Impairment losses on vessels	63,581
Changes in operating assets and liabilities
Accounts receivable	(7,874)	8,860	(6,429)
Insurance claim receivable	(8,007)	(975)	(5,107)
Bunkers and lubricant oils	(2,703)	1,217	(856)
Accrued income, prepaid expenses and other current assets	36,566	(20,771)	(637)
Accounts payable, accrued interest, accrued expenses and other liabilities	3,211	(4,118)	7,554
Amounts due from related parties	(16,412)	(12,075)
Net cash provided by operating activities	97,989	44,673	49,700
Cash flows from investing activities
Additions to vessels and equipment	(3,150)	(2,233)	(2,910)
Contributions to equity method investments	(4,000)	(17,354)	(89,324)
Distributions from equity method investments	16,183
Purchase of other property, plant and equipment and intangibles	(390)	(31)	(357)
Cash acquired with investment in Ultragas	17,477
Net proceeds from sale of vessel	4,530
Insurance recoveries	2,407	3,467	2,182
Net cash (used in)/provided by investing activities	33,057	(16,151)	(90,409)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	18,000	51,000	162,000
Proceeds from revolving loan facility		185,000
Proceeds from refinancing of vessel to related parties			69,052
Issuance of 8.00% senior unsecured bonds		100,000
Issuance costs of unsecured bond amendment			(1,308)
Issuance cost of refinancing of vessel		(18)	(156)
Direct financing cost of secured term loan and revolving credit facilities	(26)	(1,939)	(1,448)
Direct financing cost of terminal credit facility		(72)	(2,833)
Repayment of secured term loan facilities and revolving credit facilities	(77,726)	(260,167)	(189,001)
Repayment of 7.75% senior unsecured bonds		(100,236)
Repayment of refinancing of vessel to related parties	(6,342)	(6,845)	(846)
Net cash provided by/(used in) financing activities	(66,094)	(35,381)	35,324
Net (decrease)/increase in cash, cash equivalents and restricted cash	64,952	(6,859)	(5,385)
Cash, cash equivalents and restricted cash at beginning of period	59,271	66,130	71,515
Cash, cash equivalents and restricted cash at end of period	124,223	59,271	66,130
Supplemental Information
Total interest paid during the year, net of amounts capitalized	33,023	37,619	44,859
Total tax paid during the year	579	330	323
Senior Secured Bonds [Member]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities
Foreign exchange (gain)/loss on senior secured bonds	(2,146)	1,931	(969)
Cash flows from financing activities
Issuance cost		(141)	(136)
Other [Member]
Adjustments to reconcile net (loss)/income to net cash provided by operating activities
Other unrealized foreign exchange loss/(gain)	(656)	80	$ 239
2017 Senior Unsecured Bonds [Member]
Cash flows from financing activities
Issuance cost		$ (1,963)
Secured Bonds [Member]
Cash flows from financing activities
Issuance cost	$ 0